Comprehensive income	12 Months Ended
Dec. 31, 2022
Comprehensive income
Comprehensive income
19. Comprehensive income
The accumulated balances for cash flow hedges in accumulated other comprehensive income/(loss) are as follows:

Cash flow hedges
Balance as of December 31, 2019	$(574)

Other comprehensive loss before reclassifications	(10,750)
Amount reclassified from AOCI	56,762

Balance as of December 31, 2020	$45,438

Other comprehensive loss before reclassifications	(67,659)
Amount reclassified from AOCI	(10,005)

Balance as of December 31, 2021	$(32,226)

Separation-related adjustment	32,226

Balances as of December 31, 2022	$—

The comprehensive income/(loss) amounts do not have tax effects.